ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Information To Statements Of Comprehensive Loss
Revenues from lease	$ 13,449	$ 13,628	$ 13,218
Revenues from sale	16,208	8,429	9,883
Revenue	$ 29,657	$ 22,057	$ 23,101